CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Defecit [Member]
Balance at Dec. 31, 2014	$ 133,721	$ 125		$ 235,760	$ (41,032)	$ (261)	$ (60,871)
Purchase of treasury stock	(19,523)	(13)		0	(19,510)	0	0
Issuance of shares upon exercise of options and warrants	392	0	[1]	392	0	0	0
Share-based compensation related to options and RSUs granted to employees and non-employees	2,373	0		2,373	0	0	0
Other comprehensive income (loss)	124	0		0	0	124	0
Net income	366	0		0	0	0	366
Balance at Dec. 31, 2015	117,453	112		238,525	(60,542)	(137)	(60,505)
Purchase of treasury stock	(29,394)	(13)		0	(29,381)	0	0
Issuance of shares upon exercise of options and warrants	2,014	2		2,012	0	0	0
Cumulative effect adjustment resulting from adoption of ASU 2016-09 (Note 2s)	0	0		131	0	0	(131)
Share-based compensation related to options and RSUs granted to employees and non-employees	2,414	0		2,414	0	0	0
Other comprehensive income (loss)	(66)	0		0	0	(66)	0
Net income	16,238	0		0	0	0	16,238
Balance at Dec. 31, 2016	108,659	101		243,082	(89,923)	(203)	(44,398)
Purchase of treasury stock	(25,563)	(10)		0	(25,553)	0	0
Issuance of shares upon exercise of options and warrants	2,789	2		2,787	0	0	0
Share-based compensation related to options and RSUs granted to employees and non-employees	2,307	0		2,307	0	0	0
Other comprehensive income (loss)	159	0		0	0	159	0
Net income	4,030	0		0	0	0	4,030
Balance at Dec. 31, 2017	$ 92,381	$ 93		$ 248,176	$ (115,476)	$ (44)	$ (40,368)

[1]	Representing amount lower than $1.